FINANCIAL RISK MANAGEMENT, Credit Risk, Cash and Financial Placement Maturities (Details) - ARS ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Maturities of financial assets [Abstract]
Cash and cash equivalents		$ 16,644,827	$ 3,916,747	[1]	$ 2,870,394		$ 2,163,757
Other financial assets		232,746	2,480,638
Receivables	[2],[3]	3,677,548	3,291,495
Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		14,485,525	2,943,101
Other financial assets		0	0
Receivables	[2],[3]	467	685
With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0	0
Other financial assets		0	0
Receivables	[2],[3]	685,110	244,700
With Specified Maturity Over Due [Member] | Until 12-31-2017 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		0
Receivables	[2],[3]	133,771
With Specified Maturity Over Due [Member] | From 01-01-18 to 03-31-18 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		0
Receivables	[2],[3]	310
With Specified Maturity Over Due [Member] | From 04-01-18 to 06-30-18 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		0
Receivables	[2],[3]	4,020
With Specified Maturity Over Due [Member] | From 07-01-18 to 09-30-18 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		0
Receivables	[2],[3]	11,400
With Specified Maturity Over Due [Member] | From 10-01-18 to 12-31-18 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		0
Receivables	[2],[3]	535,609
With Specified Maturity Over Due [Member] | Until 12-31-2016 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			0
Receivables	[2],[3]		2,990
With Specified Maturity Over Due [Member] | From 01-01-17 to 03-31-17 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			0
Receivables	[2],[3]		202
With Specified Maturity Over Due [Member] | From 04-01-17 to 06-30-17 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			0
Receivables	[2],[3]		2,637
With Specified Maturity Over Due [Member] | From 07-01-17 to 09-30-17 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			0
Receivables	[2],[3]		18,736
With Specified Maturity Over Due [Member] | From 10-01-17 to 12-31-17 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			0
Receivables	[2],[3]		220,135
With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		2,159,302	973,646
Other financial assets		232,746	2,480,638
Receivables	[2],[3]	2,991,971	3,046,110
With Specified Maturity Non-Due [Member] | From 01-01-19 to 03-31-19 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		2,159,302
Other financial assets		219,767
Receivables	[2],[3]	2,945,285
With Specified Maturity Non-Due [Member] | From 04-01-19 to 06-30-19 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		1,495
Receivables	[2],[3]	41,157
With Specified Maturity Non-Due [Member] | From 07-01-19 to 09-30-19 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		1,495
Receivables	[2],[3]	0
With Specified Maturity Non-Due [Member] | From 10-01-19 to 12-31-19 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		1,229
Receivables	[2],[3]	0
With Specified Maturity Non-Due [Member] | From 01-01-18 to 03-31-18 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			973,646
Other financial assets			591,525
Receivables	[2],[3]		3,017,756
With Specified Maturity Non-Due [Member] | From 04-01-18 to 06-30-18 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			1,533,148
Receivables	[2],[3]		3,703
With Specified Maturity Non-Due [Member] | From 07-01-18 to 09-30-18 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			332,232
Receivables	[2],[3]		3,188
With Specified Maturity Non-Due [Member] | From 10-01-18 to 12-31-18 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			2,364
Receivables	[2],[3]		3,839
With Specified Maturity Non-Due [Member] | During 2020 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		3,357
Receivables	[2],[3]	5,529
With Specified Maturity Non-Due [Member] | During 2021 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		3,044
Receivables	[2],[3]	0
With Specified Maturity Non-Due [Member] | During 2022 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		1,911
Receivables	[2],[3]	0
With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		448
Receivables	[2],[3]	0
With Specified Maturity Non-Due [Member] | From 2024 onwards [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		0
Other financial assets		0
Receivables	[2],[3]	0
With Specified Maturity Non-Due [Member] | During 2019 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			8,436
Receivables	[2],[3]		17,624
With Specified Maturity Non-Due [Member] | During 2020 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			4,954
Receivables	[2],[3]		0
With Specified Maturity Non-Due [Member] | During 2021 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			4,494
Receivables	[2],[3]		0
With Specified Maturity Non-Due [Member] | During 2022 [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			2,822
Receivables	[2],[3]		0
With Specified Maturity Non-Due [Member] | From 2023 onwards [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents			0
Other financial assets			663
Receivables	[2],[3]		0
With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Cash and cash equivalents		2,159,302	973,646
Other financial assets		232,746	2,480,638
Receivables	[2],[3]	$ 3,677,081	$ 3,290,810

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[2]	Includes financial assets recorded in trade receivables and other receivables.
[3]	The total amount of the receivables without specified maturity is recorded in Non-current assets.